Inventories (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Inventories [Abstract]
Lubricants	$ 1,506	$ 1,985
Bunkers	2,219	1,628
Total	$ 3,725	$ 3,613